14. STOCK OPTIONS - Price range (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Price 0.050
Outstanding-end of year (in shares)	24,570,000	24,720,000
Weighted average remaining life in years	4 years 3 months 18 days	4 years 9 months 18 days
Outstanding at end of period	$ .050	$ 0.050
Exerciseable at end of period	9,107,500	5,758,333
Weighted average exercise price exercisable	$ 0.050	$ 0.050
Price 0.070
Outstanding-end of year (in shares)	16,000,000	16,000,000
Weighted average remaining life in years	4 years 29 days	4 years 6 months 29 days
Outstanding at end of period	$ .070	$ 0.070
Exerciseable at end of period	3,333,333	1,944,444
Weighted average exercise price exercisable	$ .070	$ 0.070
Stock Options
Outstanding-end of year (in shares)	40,570,000	40,720,000
Weighted average remaining life in years	4 years 2 months 16 days
Outstanding at end of period	$ .058	$ 0.058
Exerciseable at end of period	12,440,833	7,702,777
Weighted average exercise price exercisable	$ .057	$ 0.056